Marketable Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Marketable Securities
Schedule of Marketable Securities
Balance, December 31, 2022	$372,972
Fair value adjustment	(101,675)

Balance, March 31, 2023	$271,297

Balance, December 31, 2021	$393,481
Additions	253,394
Disposals	(15,214)
Fair value adjustment	(258,689)

Balance, December 31, 2022	$372,972